FINANCE LEASE LIABILITY (Schedule of Finance Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 48,887	$ 68,874
Finance lease liability, long-term portion	524,200	1,037,553
Present value of finance lease liability	$ 573,087
Finance lease liability, current portion		68,874
Finance lease liability, long-term portion		1,037,553
Present value of finance lease liability		$ 1,106,427